CONVERTIBLE NOTES - 2023 Convertible Notes (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 11, 2023 USD ($)	May 30, 2023 USD ($)	May 28, 2023	Apr. 28, 2023 CNY (¥)	Jan. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONVERTIBLE NOTES
Proceeds from issuance of convertible notes								$ 25,297	$ 75,037	$ 23,445
Ordinary shares issued pursuant to conversion Pre-IPO Notes | shares						(68,228,526)
Changes in fair values of exchangeable notes due to the instrument- specific credit risk						$ 93		1,670	33	(132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk						(9,719)		4,448	13,162	1,065
2023 Convertible notes
CONVERTIBLE NOTES
Aggregate principal amount of loan								23,500
Proceeds from issuance of convertible notes						9,500		25,297
Changes in fair value of the convertible notes						337	$ 118	628	0	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk						0	18	12	0	0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk						$ (337)	$ 136	616	0	$ 0
Payment of partial redemption price									$ 5,648
Pre-IPO Notes
CONVERTIBLE NOTES
Aggregate principal amount of loan					$ 9,500			14,000
Proceeds from issuance of convertible notes					$ 9,500
Principal amount of debt agreed to issue								$ 23,500
Additional term of debt instrument								6 months
Cash consideration for agreed subscription of notes								$ 9,500
Momenta Note
CONVERTIBLE NOTES
Aggregate principal amount of loan				¥ 80,000				$ 5,649
Threshold number of business days after the maturity date for redemption				1 year
Percentage of redemption price on principal amount			50.00%
Payment of partial redemption price	$ 5,648
Momenta Note | Ningbo Robotics
CONVERTIBLE NOTES
Aggregate principal amount of loan		$ 11,297
Percentage of equity interest to be acquired		40.00%
Cash Consideration upon Acquisition of Equity Interest		$ 80,000